Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2022
Accounts receivable, net
Schedule of movements in the allowance for credit losses

	March 31,	September 30,
	2022	2021
	(unaudited)
Trade accounts receivable	$11,132,532	$12,375,425
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$11,132,532	$12,375,425